Debt (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($) yr	Jan. 30, 2015 USD ($) yr
Wells Fargo
Revolving Credit facility	$ 25,000	$ 25,000
Borrowed under the revolver	0	$ 5,100
Letters of credit issued	2,436
Facility amount available for borrowing	$ 22,564
Credit Agreement term years | yr	5	5
BB&T
Revolving Credit facility	$ 25,000
Borrowed under the revolver	$ 0
Credit Agreement term years | yr	2
Conversion description	This facility contains a provision which automatically converts any draws under the revolver into five-year term loans with a seven year amortization.